Geographic Data - Revenues by Geographical Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Revenues	$ 34,157	$ 30,448	$ 27,098	$ 24,174	$ 22,379	$ 20,179	$ 18,336	$ 16,740	$ 115,876	$ 77,634	$ 51,604
United States [Member]
Segment Reporting Information [Line Items]
Total Revenues									103,356	74,437	51,604
Ireland [Member]
Segment Reporting Information [Line Items]
Total Revenues									12,270	3,197
Australia [Member]
Segment Reporting Information [Line Items]
Total Revenues									$ 250
Revenue [Member] | Foreign [Member]
Segment Reporting Information [Line Items]
Percentage of revenues generated outside of the United States									11.00%	4.00%